Trade and other current receivables	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Trade and other current receivables
13. Trade and other current receivables

Trade and other current receivables are initially recognised at fair value plus any directly attributable transaction costs. Subsequently, except for derivatives (see note 16 on page 186), these assets are held at amortised cost, using the effective interest method and net of any impairment losses. Discounts payable to customers are shown as a reduction in trade receivables when there is a legal right and intent to settle them on a net basis.

We do not consider the fair values of trade and other current receivables to be significantly different from their carrying values. Concentrations of credit risk with respect to trade receivables are limited, due to the Group’s customer base being large and diverse. Our historical experience of collecting receivables, supported by the level of default, is that credit risk is low across territories and so trade receivables are considered to be a single class of financial assets. Impairment for trade receivables are calculated for specific receivables with known or anticipated issues affecting the likelihood of recovery and for balances past due with a probability of default based on historical data as well as relevant forward-looking information.

	€ million	€ million
Trade and other current receivables	2022	2021
Due within one year
Trade receivables	4,544	3,582
Prepayments and accrued income	969	492
Other receivables	1,543	1,348
	7,056	5,422
Included within trade receivables are discounts due to our customers of €2,436 million (2021: €2,126 million). Other receivables comprise financial assets of €317 million (2021: €354 million) and non-financial assets of €1,226 million (2021: €994 million). Financial assets include supplier and customer deposits, employee advances and certain derivatives. Non-financial assets mainly consist of reclaimable sales tax of €753 million (2021: €598 million).

	€ million	€ million
Ageing of trade receivables	2022	2021
Not overdue	3,919	3,070
Past due less than three months	498	470
Past due more than three months but less than six months	96	75
Past due more than six months but less than one year	69	44
Past due more than one year	150	124
Total trade receivables	4,732	3,783
Impairment provision for trade receivables	(188)	(201)
	4,544	3,582
The total impairment provision includes €188 million (2021: €201 million) for current trade receivables, €22 million (2021: €22 million) for other current receivables and €68 million (2021: €63 million) for non-current trade and other receivables.

	€ million	€ million
Impairment provision for total trade and other receivables	2022	2021
1 January	286	276
Charge to income statement	27	35
Reduction/releases	(44)	(31)
Reclassifications	4	(3)
Currency translations	5	9
31 December	278	286